--------------------------------------------------------------------------------


INSTITUTIONAL
DAILY INCOME FUND                           600 FIFTH AVENUE, NEW YORK, NY 10020
                                                                   (212)830-5200

================================================================================




Dear Shareholder,



We are pleased to present the annual report of Institutional Daily Income Fund for the year ended March 31, 2003.

The Fund's Money Market Portfolio had 370 shareholders and net assets of $377,308,777 as of March 31, 2003. The U.S. Treasury Portfolio had 136 shareholders and net assets of $685,377,146 as of March 31, 2003.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,




\s\Steven W. Duff




Steven W. Duff
President









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 2003

================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------

Commercial Paper (12.04%)
------------------------------------------------------------------------------------------------------------------------------------
$    5,000,000  General Electric Capital Corporation                            04/24/03          1.78%    $  4,994,378
    15,471,000  Long Lane Master Trust IV - Series A (a)                        04/30/03          1.26       15,455,297
    10,000,000  Market Street Funding                                           04/08/03          1.24        9,997,589
    10,000,000  Special Purpose Accounts Receivable                             05/13/03          1.21        9,985,883
     5,000,000  State of Mississippi Taxable GO
                (Mississippi Major Economic Impact)                             12/01/03          1.62        5,000,141
--------------                                                                                             ------------
    45,471,000  Total Commercial Paper                                                                       45,433,288
--------------                                                                                             ------------

Domestic Certificate of Deposit (2.65%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Harris Trust & Savings Bank                                     03/01/04          1.33%    $  9,999,544
--------------                                                                                             ------------
    10,000,000  Total Domestic Certificate of Deposit                                                         9,999,544
--------------                                                                                             ------------

Floating Rate Securities (23.14%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Abbey National PLC (b)                                          03/08/04          1.30%    $  9,999,071
     5,000,000  Caterpillar Financial Services Company (c)                      07/09/03          1.47        5,000,000
     8,315,000  CFM International Inc. (d)
                LOC General Electric Company                                    01/01/10          1.35        8,315,000
    15,000,000  Credit Agricole (e)                                             01/16/04          1.30       14,999,702
    15,000,000  Equitable Life Assurance Society with J.P.Morgan Chase (f)      03/22/04          1.32       15,000,000
    10,000,000  Rabobank Nederland (g)                                          01/22/04          1.29       10,000,000
    10,000,000  Royal Bank of Canada (h)                                        01/28/04          1.29       10,000,000
    10,000,000  Sigma Finance Corporation (i)                                   04/15/03          1.83        9,999,961
     4,000,000  The Goldman Sachs Group, L.P. (j)                               04/13/04          1.63        4,000,000
--------------                                                                                             ------------
    87,315,000  Total Floating Rate Securities                                                               87,313,734
--------------                                                                                             ------------

Foreign Commercial Paper (7.94%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Alliance & Leicester PLC                                        07/09/03          1.31%    $ 14,946,169
    15,000,000  Yorkshire Building Society                                      04/07/03          1.26       14,996,850
--------------                                                                                             ------------
    30,000,000  Total Foreign Commercial Paper                                                               29,943,019
--------------                                                                                             ------------

Letter of Credit Commercial Paper (7.94%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Banco Continental de Panama S.A.
                LOC ING Bank NV                                                 06/04/03          1.39%    $  9,975,466
    10,000,000  Floren Container Inc.
                LOC Bank of America                                             04/22/03          1.27        9,992,592
    10,000,000  Grupo Transportacion Ferroviaria Mexicana S.A. de CV (TFM)
                LOC Standard Chartered Bank                                     04/11/03          1.27        9,996,472
--------------                                                                                             ------------
    30,000,000  Total Letter of Credit Commercial Paper                                                      29,964,530
--------------                                                                                             ------------






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Medium Term Note (1.07%)
------------------------------------------------------------------------------------------------------------------------------------
$    4,000,000  Heller Financial General Electric                               05/15/03          2.10%    $  4,027,451
--------------                                                                                             ------------
     4,000,000  Total Medium Term Note                                                                        4,027,451
--------------                                                                                             ------------

Other Note (1.99%)
------------------------------------------------------------------------------------------------------------------------------------
$    7,500,000  State of New York GO - Series 2000C
                LOC Dexia CLF                                                   08/07/03          2.05%    $  7,500,000
--------------                                                                                             ------------
     7,500,000  Total Other Note                                                                              7,500,000
--------------                                                                                             ------------

Repurchase Agreement, Overnight (17.62%)
------------------------------------------------------------------------------------------------------------------------------------
$   66,500,000  Bank of America, Repurchase proceeds at maturity $66,502,494
                (Collateralized by $121,533,744, GNMA, 4.500% to 8.500%,
                due 10/15/23 to 03/15/33, value $67,830,000)                    04/01/03          1.35%    $ 66,500,000
--------------                                                                                             ------------
    66,500,000  Total Repurchase Agreement, Overnight                                                        66,500,000
--------------                                                                                             ------------

Short Term Bank Note (1.32%)
------------------------------------------------------------------------------------------------------------------------------------
$    5,000,000  Bank of America                                                 05/06/03          2.50%    $  5,000,000
--------------                                                                                             ------------
     5,000,000  Total Short Term Bank Note                                                                    5,000,000
--------------                                                                                             ------------

Variable Rate Demand Instruments (16.11%)
------------------------------------------------------------------------------------------------------------------------------------
$    2,145,000  American Micro Products (k)
                LOC Firstar Bank                                                10/01/08          1.37%    $  2,145,000
     1,950,000  Atlas Metal Investment Corporation (k)
                LOC Fifth Third Bank                                            10/01/20          1.34        1,950,000
       845,000  Austin Printing Co. & Klein Austin (k)
                LOC Bank One                                                    08/01/14          1.38          845,000
     1,050,000  Automated Packaging Systems (k)
                LOC National City Bank of Michigan/Illinois                     10/01/08          1.38        1,050,000
     1,045,000  Big Brothers Big Sisters (k)
                LOC Fifth Third Bank                                            12/01/20          1.34        1,045,000
       565,000  City of Colorado Springs (Goodwill Industries)-Series 1997B (k)
                LOC Bank One                                                    02/01/07          1.40          565,000
     1,700,000  CJ Krehbiel Co. (k)
                LOC Fifth Third Bank                                            10/01/10          1.34        1,700,000
     2,985,000  D.E.D.E. Realty (k)
                LOC Fifth Third Bank                                            12/01/11          1.34        2,985,000
     2,435,000  Delta Capital, L.L.C. - Series 1996B (k)
                LOC Huntington National Bank                                    10/01/26          1.50        2,435,000






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2003

================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------

Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    1,385,000  Dickenson Press, Inc. - Series 1997 (k)
                LOC Huntington National Bank                                    01/01/27          1.50%    $  1,385,000
     1,485,000  First Metropolitan Title Company (k)
                LOC LaSalle National Bank                                       05/01/24          1.50        1,485,000
       110,000  Four Development Company (k)
                LOC PNC Bank, N.A.                                              12/31/03          1.40          110,000
     1,790,000  Frank J. Catanzaro Sons and Daughters (k)
                LOC Firstar Bank                                                01/01/15          1.37        1,790,000
     2,995,000  Governor's Village, L.L.C. (k)
                LOC Fifth Third Bank                                            03/01/20          1.34        2,995,000
     4,165,000  Hunter's Square, Inc. Project - Series 1998 (k)
                LOC National City Bank of Michigan/Illinois                     10/01/16          1.38        4,165,000
     3,300,000  JPV Capital, L.L.C. (k)
                LOC ABN AMRO Bank N.A.                                          12/01/39          1.41        3,300,000
       735,000  JRB Corporation Demand Note (k)
                LOC Fifth Third Bank                                            07/01/26          1.50          735,000
     1,982,000  Kingston Healthcare Corporation (Kingston Home Project) (k)
                LOC Wells Fargo Bank, N.A.                                      07/20/25          1.45        1,982,000
     1,900,000  Kissel Holdings, L.L.C. (k)
                LOC Firstar Bank                                                12/01/20          1.37        1,900,000
       790,000  Labelle Capital Funding - Series A (k)
                LOC National City Bank of Michigan/Illinois                     09/01/26          1.45          790,000
       650,000  LRV Enterprises, L.L.C. (k)
                LOC First of America                                            09/01/21          1.38          650,000
     2,100,000  Mayfair Village Retirement Center, Inc., KY - Series 1995 (k)
                LOC PNC Bank, N.A.                                              05/15/09          1.35        2,100,000
     1,130,000  Mississippi Business Finance Corporation IDRB
                (ABTCO, Inc. Project) - Series 1997B (k)
                LOC Bank One                                                    06/01/10          1.35        1,130,000
     3,650,000  Mississippi Business Finance Corporation IDRB
                (ABTCO, Inc. Project) - Series 1997B (k)
                LOC Wachovia Bank & Trust Co., N.A.                             04/01/22          1.41        3,650,000
     2,760,000  Mount Caramel West Medical Office Building (k)
                LOC National City Bank of Michigan/Illinois                     08/01/19          1.38        2,760,000
     2,000,000  Pennsylvania EDFA Taxable Development RB
                (West 914 Incorporation Project) - Series 1991A (k)
                LOC PNC Bank, N.A.                                              05/01/21          1.35        2,000,000






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------

Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    1,120,000  Shepherd Capital, L.L.C. (k)
                LOC First of America                                            09/15/47          1.46%    $  1,120,000
     3,285,000  St. Ann's Medical Office Building (k)
                LOC National City Bank of Michigan/Illinois                     11/01/19          1.38        3,285,000
     1,740,000  Trendway Corporation (k)
                LOC ABN AMRO Bank N.A.                                          12/01/26          1.50        1,740,000
     4,572,000  Washington State Housing Finance Commission (l)
                LOC Wells Fargo Bank, N.A.                                      01/01/30          1.40        4,572,000
     2,405,000  Wholesome Group (k)
                LOC Fifth Third Bank                                            10/01/20          1.34        2,405,000
--------------                                                                                             ------------
    60,769,000  Total Variable Rate Demand Instruments                                                       60,769,000
--------------                                                                                             ------------

Yankee Certificates of Deposit (7.95%)
------------------------------------------------------------------------------------------------------------------------------------
$    5,000,000  Abbey National PLC                                              10/21/03          1.90%    $  5,000,277
     5,000,000  Rabobank Nederland                                              05/16/03          2.63        4,999,939
    10,000,000  Toronto Dominion                                                11/12/03          1.51       10,000,000
     5,000,000  Toronto Dominion                                                11/25/03          1.59        5,000,000
     5,000,000  Union Bank of Switzerland                                       03/15/04          1.11        4,999,407
--------------                                                                                             ------------
    30,000,000  Total Yankee Certificates of Deposit                                                         29,999,623
--------------                                                                                             ------------
                Total Investments (99.77%) (Cost $376,450,189+)                                             376,450,189
                Cash and other assets, net of liabilities (0.23%)                                               858,588
                                                                                                           ------------
                Net Assets (100.00%)                                                                       $377,308,777
                                                                                                           ============
                Net Asset Value, offering and redemption price per share:

                Class A Shares,  114,337,401 shares outstanding (Note 3)                                   $       1.00
                                                                                                           ============
                Class B Shares,  132,836,866 shares outstanding (Note 3)                                   $       1.00
                                                                                                           ============
                Pinnacle Shares, 130,134,510 shares outstanding (Note 3)                                   $       1.00
                                                                                                           ============



                +   Aggregate cost for federal income tax purposes is identical.







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2003

================================================================================





FOOTNOTES:


(a)  Guaranteed by Fleet Bank through swap agreement.

(b)  The interest rate is adjusted daily based upon Prime minus 2.96%.

(c) The interest rate is adjusted quarterly based upon three month LIBOR plus 0.05%.

(d) The interest rate is adjusted weekly based upon average of prior week one month LIBOR plus 0.05%; weekly put at par.

(e)  The interest rate is adjusted daily based upon Prime minus 2.9525%.

(f)  The  interest  rate is  adjusted  monthly  based upon one month  LIBOR plus
     0.04%.

(g)  The interest rate is adjusted daily based upon Prime minus 2.9575%.

(h)  The interest rate is adjusted daily based upon Prime minus 2.95%.

(i)  The interest rate is adjusted daily based upon Prime minus 2.93%.

(j) The interest rate is adjusted quarterly based upon three month LIBOR plus 0.25%.

(k) The security has a 7-day put feature exercisable by the Fund at par value. Rate Changes weekly.

(l) The security has a 1-day put feature exercisable by the Fund at par value. Rate Changes daily.





KEY:

    EDFA       =   Economic Development Finance Authority       IDRB        =    Industrial Development Revenue Bond
    GNMA       =   Government National Mortgage Association     LOC         =    Letter of Credit
    GO         =   General Obligations                          RB          =    Revenue Bond








--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 2003

================================================================================

     Face                                                                         Maturity                     Value
    Amount                                                                          Date          Yield       (Note 1)
    ------                                                                          ----          -----        ------

Repurchase Agreements, Overnight (50.24%)
------------------------------------------------------------------------------------------------------------------------------------
$   70,000,000  Bank of America, Repurchase proceeds at maturity $70,002,625
                (Collateralized by $141,940,410 GNMA, 6.000% to 8.500%, due
                11/15/07 to 03/15/33, value $71,404,627)                          04/01/03        1.35%    $ 70,000,000
    70,000,000  Bear, Stearns & Co., Repurchase proceeds at maturity $70,002,625
                (Collateralized by $180,390,192 GNMA, 4.500% to 11.000%,
                due 09/15/04 to 03/15/33, value $71,402,287)                      04/01/03        1.35       70,000,000
    64,300,000  JP Morgan Securities, Inc., Repurchase proceeds at maturity
                $64,302,411 (Collateralized by $87,054,610, GNMA,
                6.000% to 9.000%, due 05/15/07 to 05/15/44, value $65,586,298)    04/01/03        1.35       64,300,000
    70,000,000  Salomon Smith Barney, Repurchase proceeds at maturity
                $70,002,567 (Collateralized by $191,416,890, GNMA,
                1.570% to 8.500%, due 03/15/14 to 03/15/33, value $71,400,000)    04/01/03        1.32       70,000,000
    70,000,000  UBS Paine Webber, Repurchase proceeds at maturity $70,002,606
                (Collateralized by $107,605,891, GNMA, 5.000% to 8.500%,
                due 05/15/28 to 03/15/41, value $71,400,404)                      04/01/03        1.34       70,000,000
--------------                                                                                             ------------
   344,300,000  Total Repurchase Agreements, Overnight                                                      344,300,000
--------------                                                                                             ------------

U.S. Government Obligations (49.50%)
------------------------------------------------------------------------------------------------------------------------------------
$  185,000,000  U.S. Treasury Bills                                               04/03/03        1.10%    $184,988,746
    25,000,000  U.S. Treasury Bills                                               07/03/03        1.05       24,932,349
    20,000,000  U.S. Treasury Notes, 5.500%                                       05/31/03        2.44       20,097,697
    23,000,000  U.S. Treasury Notes, 3.875%                                       07/31/03        1.30       23,170,546
    15,000,000  U.S. Treasury Notes, 5.750%                                       08/15/03        1.77       15,218,914
    15,000,000  U.S. Treasury Notes, 2.750%                                       09/30/03        1.76       15,072,205
    20,000,000  U.S. Treasury Notes, 4.250%                                       11/15/03        1.76       20,303,940
    35,000,000  U.S. Treasury Notes, 3.000%                                       01/31/04        1.28       35,480,662
--------------                                                                                             ------------
   338,000,000  Total U.S. Government Obligations                                                           339,265,059
--------------                                                                                             ------------
                Total Investments (99.74%) (Cost $683,565,059+)                                             683,565,059
                Cash and other assets, net of liabilities (0.26%)                                             1,812,087
                                                                                                           ------------
                Net Assets (100.00%)                                                                       $685,377,146
                                                                                                           ============
                Net Asset Value, offering and redemption price per share:

                Class A Shares,276,174,154 shares outstanding (Note 3)                                     $       1.00
                                                                                                           ============
                Class B Shares,383,676,573 shares outstanding (Note 3)                                     $       1.00
                                                                                                           ============
                Pinnacle Shares,25,526,419 shares outstanding (Note 3)                                     $       1.00
                                                                                                           ============



                +   Aggregate cost for federal income tax purposes is identical.


KEY:
GNMA =   Government National Mortgage Association




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 2003

================================================================================

                                                                     Money Market               U.S. Treasury
                                                                       Portfolio                  Portfolio
                                                                  ------------------          -----------------
INVESTMENT INCOME
Income:
    Interest...................................................   $        6,509,496          $       9,754,401
                                                                  ------------------          -----------------
Expenses: (Note 2)
    Investment management fee..................................              434,496                    681,629
    Administration fee.........................................              181,040                    284,012
    Shareholder servicing fee (Class A shares).................              228,662                    672,972
    Custodian expenses.........................................               21,603                     31,481
    Shareholder servicing and related shareholder expenses+....               69,366                    127,291
    Legal, compliance and filing fees..........................               89,195                     70,232
    Audit and accounting.......................................              136,530                    101,211
    Trustees' fees and expenses................................               17,077                     14,077
    Other......................................................               20,140                     16,991
                                                                  ------------------          -----------------
       Total expenses..........................................            1,198,109                  1,999,896
       Less: Fees waived (Note 2)..............................   (          217,248)         (         179,327)
             Expense paid indirectly (Note 2)..................   (            9,749)         (          11,548)
                                                                   -----------------           ----------------
                   Net expenses................................              971,112                  1,809,021
                                                                  ------------------          -----------------
Net investment income..........................................            5,538,384                  7,945,380


REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments........................                5,746                     -0-
                                                                  ------------------          -----------------
Increase in net assets from operations.........................   $        5,544,130          $       7,945,380
                                                                  ==================          =================



+ Includes class specific transfer agency expenses of $18,292, -0- and -0-for Money Market Portfolio Class A, Class B and Pinnacle Shares and $53,837, $54,958 and $4,809 for U.S. Treasury Portfolio Class A, Class B and Pinnacle Shares, respectively.











--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED MARCH 31, 2003 AND 2002

================================================================================



                                                    Money Market Portfolio                        U.S. Treasury Portfolio
                                            --------------------------------------          ------------------------------------
                                                  2003                  2002                     2003                  2002
                                            ---------------        ---------------          --------------        --------------
INCREASE (DECREASE)
  IN NET ASSETS
Operations:
 Net investment income...................   $     5,538,384        $    28,321,034          $    7,945,380        $   18,296,701
 Net realized gain (loss) on investments.             5,746                 11,446                 -0-                  -0-
                                            ---------------        ---------------          --------------        --------------
 Increase in net assets from operations..         5,544,130             28,332,480               7,945,380            18,296,701
Dividends to shareholders from:
 Net investment income
   Class A shares........................   (     1,204,233)       (    18,667,239)         (    3,441,338)       (   12,906,690)
   Class B shares........................   (     2,147,197)       (     5,471,342)         (    4,151,292)       (    4,768,954)
   Pinnacle shares.......................   (     2,186,954)       (     4,182,453)         (      352,750)       (      621,057)

 Net realized gain on investments
   Class A shares........................   (         1,151)       (         8,711)                -0-                  -0-
   Class B shares........................   (         2,047)       (         1,746)                -0-                  -0-
   Pinnacle shares.......................   (         2,090)       (         1,447)                -0-                  -0-
Fund share transactions (Note 3):
   Class A shares........................        46,877,884        ( 1,034,398,783)             22,225,808        (  325,920,551)
   Class B shares........................         9,569,912        (    88,457,834)             34,975,821           197,344,770
   Pinnacle shares.......................   (    23,047,632)            24,404,806               7,655,457        (    2,853,625)
                                             --------------        ---------------          --------------         -------------
   Total increase (decrease).............        33,400,622        ( 1,098,452,269)             64,857,086        (  131,429,406)
Net assets:
   Beginning of year.....................       343,908,155          1,442,360,424             620,520,060           751,949,466
                                            ---------------        ---------------          --------------        --------------
   End of year...........................   $   377,308,777        $   343,908,155          $  685,377,146        $  620,520,060
                                            ===============        ===============          ==============        ==============








--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS


================================================================================
1.   Summary of Accounting Policies.

Institutional Daily Income Fund (the Fund) is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund offers investors three managed portfolios of money market instruments: U.S. Treasury Portfolio, Money Market Portfolio and Municipal Portfolio. Presently only the Money Market Portfolio and U.S. Treasury Portfolio have been activated. Each Portfolio has three classes of stock authorized, Class A, Class B and Pinnacle shares. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's distribution and service plan. The Class B and Pinnacle shares are not subject to a service fee. Additionally, each Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, all share classes represent the same interest in the income and assets of each respective Portfolio. The distribution of the Pinnacle shares commenced on July 29, 1999.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows.

     a)   Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b)   Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)   Dividends and Distributions -
     Dividends from investment income (including net realized short-term capital gains) are declared daily, paid monthly and taxable as ordinary income. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     d)   Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e)   General -
     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2.   Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, each Portfolio pays an investment management fee to Reich & Tang Asset Management, LLC (the Manager) at the annual rate of .12% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to .25% per annum of each Portfolio's average daily net assets with respect only to the Class A shares.

During the year ended March 31, 2003, the Manager voluntarily waived investment management fees of $144,832 for the Money Market Portfolio.

During  the  year  ended  March  31,  2003,  the  Manager   voluntarily   waived
administration fees of $72,416 and $179,327 for the Money Market Portfolio and the U.S. Treasury Portfolio, respectively.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $5,000 per annum plus $1,000 per meeting attended.

Included in the statements of operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $18,307 and $113,625 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund, for the Money Market Portfolio and the U.S
Treasury Portfolio, respectively. Also included under the same caption are expense offsets of $6,971 and $1,801 for the Money Market Portfolio and the U.S. Treasury Portfolio, respectively.

Included in the statement of operations under the caption "Custodian Expenses" are expense offsets of $2,778 and $9,747 for the Money Market Portfolio and the U.S. Treasury Portfolio, respectively.

3.   Tax Information.

The tax character of all distributions paid by the Portfolios during the years ended March 31, 2003 and 2002 were ordinary income.

At March 31, 2003, the Money Market Portfolio and U.S. Treasury Portfolio had undistributed income of $22,796 and $233,720 respectively, for income tax purposes included in dividend payable.







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
4.   Transactions in Shares of Beneficial Interest.

At March 31, 2003 an unlimited number of shares of beneficial interest were authorized and capital paid in for the Money Market Portfolio and the U.S. Treasury Portfolio amounted to $377,308,777 and $685,377,146, respectively. Transactions in shares of beneficial interest, all at $1.00 per share, were as follows:

                                            Money Market Portfolio                      U.S. Treasury Portfolio
                                      ------------------------------------        ------------------------------------
                                        Year Ended            Year Ended            Year Ended            Year Ended
CLASS A Shares                        March 31, 2003        March 31, 2002        March 31, 2003        March 31, 2002
--------------                        --------------        --------------        --------------        --------------

Sold................................. $  849,235,563        $1,091,519,493        $  789,964,832        $1,126,657,296
Issued on reinvestment of dividends..      1,186,423            20,244,637             1,348,489            13,880,843
Redeemed............................. (  803,544,102)       (2,146,162,913)       (  769,087,513)       (1,466,458,690)
                                       -------------         -------------         -------------         -------------
Net increase (decrease)..............     46,877,884        (1,034,398,783)           22,225,808        (  325,920,551)
                                      ==============         =============        ==============         =============

Class B Shares
--------------

Sold................................. $  787,809,778        $1,550,685,419        $  808,280,872        $  663,076,287
Issued on reinvestment of dividends..      2,032,859             5,530,205               915,160             4,895,943
Redeemed............................. (  780,272,725)       (1,644,673,458)       (  774,220,211)       (  470,627,460)
                                       -------------         -------------         -------------         -------------
Net increase (decrease)..............      9,569,912        (   88,457,834)           34,975,821           197,344,770
                                      ==============         =============        ==============        ==============

Pinnacle Shares
---------------

Sold................................. $  156,237,214        $  133,891,562        $   50,389,640        $   29,818,038
Issued on reinvestment of dividends..      2,188,836             4,181,694               352,720               620,946
Redeemed............................. (  181,473,682)       (  113,668,450)       (   43,086,903)       (   33,292,609)
                                       -------------         -------------         -------------         -------------
Net increase (decrease).............. (   23,047,632)           24,404,806             7,655,457        (    2,853,625)
                                       =============        ==============        ==============         =============












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
5.   Financial Highlights.


                                                                         Money Market Portfolio
                                                    --------------------------------------------------------------
CLASS A Shares                                                         For the Year Ended March 31,
--------------                                      --------------------------------------------------------------
                                                       2003         2002         2001          2000         1999
                                                    ---------    ---------    ----------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..............    $   1.00     $   1.00     $    1.00     $   1.00     $   1.00
                                                    ---------    ---------    ----------    ---------    ---------
Income from investment operations:
   Net investment income........................        0.013        0.028         0.060        0.051        0.050
Less distributions:
   Dividends from net investment income.........    (   0.013)   (   0.028)   (    0.060)   (   0.051)   (   0.050)
                                                     --------     --------     ---------     --------     --------
Net asset value, end of year....................    $   1.00     $   1.00     $    1.00     $   1.00     $   1.00
                                                    =========    =========    ==========    =========    =========
Total Return....................................        1.33%        2.85%         6.16%        5.17%        5.12%
Ratios/Supplemental Data
Net assets, end of year (000)...................    $ 114,337    $  67,459    $1,101,858    $ 764,608    $ 282,258
Ratios to average net assets:
   Expenses(a) (net of fees waived).............        0.47%        0.45%         0.45%        0.45%        0.45%
   Net investment income........................        1.32%        3.39%         5.96%        5.21%        4.93%
   Expenses paid indirectly.....................        0.00%        0.00%         0.00%        0.00%        0.00%
   Management and administration fees waived....        0.06%        0.02%         0.02%        0.03%        0.05%



(a)  Includes expenses paid indirectly













-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5.   Financial Highlights. (Continued)


                                                                         Money Market Portfolio
                                                    -------------------------------------------------------------
CLASS B Shares                                                         For the Year Ended March 31,
--------------                                      -------------------------------------------------------------
                                                       2003         2002         2001         2000         1999
                                                    ---------    ---------    ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..............    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                    ---------    ---------    ---------    ---------    ---------
Income from investment operations:
   Net investment income........................        0.016        0.031        0.062        0.053        0.053
Less distributions:
   Dividends from net investment income.........    (   0.016)   (   0.031)   (   0.062)   (   0.053)   (   0.053)
                                                     --------     --------     --------     --------     --------
Net asset value, end of year....................    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                    =========    =========    =========    =========    =========
Total Return....................................        1.61%        3.12%        6.42%        5.43%        5.38%
Ratios/Supplemental Data
Net assets, end of year (000)...................    $ 132,837    $ 123,267    $ 211,725    $ 354,549    $ 221,119
Ratios to average net assets:
   Expenses (a) (net of fees waived)............        0.20%        0.20%        0.20%        0.20%        0.20%
   Net investment income........................        1.60%        3.15%        6.20%        5.36%        5.27%
   Expenses paid indirectly.....................        0.00%        0.00%        0.00%        0.00%        0.00%
   Management and administration fees waived....        0.06%        0.02%        0.02%        0.03%        0.05%



(a)  Includes expenses paid indirectly













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5.   Financial Highlights. (Continued)


                                                                          Money Market Portfolio
                                                    -----------------------------------------------------------------

Pinnacle Shares                                              For the Year Ended March 31,               July 29, 1999
---------------                                     ----------------------------------------------(Commencement of Sales) to
                                                        2003             2002             2001         March 31, 2000
                                                    ------------     ------------     ------------     --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..............  $     1.00       $     1.00       $     1.00         $     1.00
                                                    ------------     ------------     ------------       ------------
Income from investment operations:
   Net investment income..........................        0.016            0.031            0.062              0.038
Less distributions:
   Dividends from net investment income...........  (     0.016 )    (     0.031 )    (     0.062 )      (     0.038 )
                                                     -----------      -----------      -----------        -----------
Net asset value, end of period....................  $     1.00       $     1.00       $     1.00         $     1.00
                                                    ============     ============     ============       ============
Total Return......................................        1.61%            3.12%            6.42%              3.80%(a)
Ratios/Supplemental Data
Net assets, end of period (000)...................  $   130,135      $   153,182      $   128,777        $   144,632
Ratios to average net assets:
   Expenses(c) (net of fees waived)...............        0.20%            0.20%            0.20%              0.20%(b)
   Net investment income..........................        1.60%            3.15%            6.20%              5.36%(b)
   Expenses paid indirectly.......................        0.00%            0.00%            0.00%              0.00%(b)
   Management and administration fees waived......        0.06%            0.02%            0.02%              0.03%(b)



(a)  Not annualized
(b)  Annualized
(c)  Includes expenses paid indirectly













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================
5.   Financial Highlights. (Continued)


                                                                         U.S. Treasury Portfolio
                                                    -------------------------------------------------------------
CLASS A Shares                                                         For the Year Ended March 31,
--------------                                      -------------------------------------------------------------
                                                       2003         2002         2001         2000         1999
                                                    ---------    ---------    ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the year
Net asset value, beginning of year..............    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                    ---------    ---------    ---------    ---------    ---------
Income from investment operations:
   Net investment income........................        0.013        0.028        0.057        0.048        0.048
Less distributions:
   Dividends from net investment income.........    (   0.013)   (   0.028)   (   0.057)   (   0.048)   (   0.048)
                                                     --------    ---------     --------     --------     --------
Net asset value, end of year....................    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                    =========    =========    =========    =========    =========
Total Return....................................        1.28%        2.86%        5.88%        4.82%        4.86%
Ratios/Supplemental Data
Net assets, end of year (000)...................    $ 276,174    $ 253,948    $ 579,869    $ 658,396    $ 721,197
Ratios to average net assets:
   Expenses (a) (net of fees waived)............        0.45%        0.45%        0.46%        0.45%        0.45%
   Net investment income........................        1.28%        3.12%        5.68%        4.73%        4.71%
   Expenses paid indirectly.....................        0.00%        0.00%        0.01%        0.00%        0.00%
   Management and administration fees waived....        0.03%        0.02%        0.02%        0.02%        0.04%



(a)  Includes expenses paid indirectly













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5.   Financial Highlights. (Continued)


                                                                         U.S. Treasury Portfolio
                                                    -------------------------------------------------------------
CLASS B Shares                                                         For the Year Ended March 31,
--------------                                      -------------------------------------------------------------
                                                       2003         2002         2001         2000         1999
                                                    ---------    ---------    ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..............    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                    ---------    ---------    ---------    ---------    ---------
Income from investment operations:
   Net investment income........................        0.015        0.031        0.060        0.050        0.050
Less distributions:
   Dividends from net investment income.........    (   0.015)   (   0.031)   (   0.060)   (   0.050)   (   0.050)
                                                     --------     --------     --------     --------     --------
Net asset value, end of year....................    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                    =========    =========    =========    =========    =========
Total Return....................................        1.53%        3.12%        6.14%        5.08%        5.12%
Ratios/Supplemental Data
Net assets, end of year (000)...................    $ 383,677    $ 348,701    $ 151,356    $  37,987    $  79,793
Ratios to average net assets:
   Expenses(a) (net of fees waived).............        0.20%        0.20%        0.21%        0.20%        0.20%
   Net investment income........................        1.51%        2.66%        5.89%        4.97%        4.73%
   Expenses paid indirectly.....................        0.00%        0.00%        0.01%        0.00%        0.00%
   Management and administration fees waived....        0.03%        0.02%        0.02%        0.02%        0.04%



(a)  Includes expenses paid indirectly













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5.   Financial Highlights. (Continued)


                                                                           U.S. Treasury Portfolio
                                                   -----------------------------------------------------------------


Pinnacle Shares                                              For the Year Ended March 31,               July 29, 1999
---------------                                     ----------------------------------------------(Commencement of Sales) to
                                                        2003             2002             2001         March 31, 2000
                                                    ------------     ------------     ------------     --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..............  $     1.00       $     1.00       $     1.00         $    1.00
                                                    ------------     ------------     ------------       ------------
Income from investment operations:
   Net investment income..........................        0.015            0.031            0.060             0.035
Less distributions:
   Dividends from net investment income...........  (     0.015 )    (     0.031 )    (     0.060 )      (    0.035  )
                                                     -----------      -----------      -----------        -----------
Net asset value, end of period....................  $     1.00       $     1.00       $     1.00         $    1.00
                                                    ============     ============     ============       ============
Total Return......................................        1.53%            3.12%            6.14%             3.53%(a)
Ratios/Supplemental Data
Net assets, end of period (000)...................  $    25,526      $    17,871      $    20,724        $   18,450
Ratios to average net assets:
   Expenses(c) (net of fees waived)...............        0.20%            0.20%            0.21%             0.20%(b)
   Net investment income..........................        1.51%            2.66%            5.89%             4.97%(b)
   Expenses paid indirectly.......................        0.00%            0.00%            0.01%             0.00%(b)
   Management and administration fees waived......        0.03%            0.02%            0.02%             0.02%(b)



(a)  Not annualized
(b)  Annualized
(c)  Includes expenses paid indirectly













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
REPORT OF INDEPENDENT ACCOUNTANTS


================================================================================





To the Board of Trustees and Shareholders of Institutional Daily Income Fund


In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio and the U.S. Treasury Portfolio (constituting Institutional Daily Income Fund, hereafter referred to as the "Fund") at March 31, 2003, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the period ended March 31, 1999 were audited by other independent accountants whose report dated April 30, 1999 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
New York, New York
May 14, 2003











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================


                                                   Trustees and Officers Information
                                                            March 31, 2003+

---------------------- --------------- --------------- --------------------------- ---------------------- ---------------

                                                                                   Number of Portfolios       Other
                        Position(s)    Term of Office   Principal Occupation(s)             in            Directorships
                         Held with     and Length of          During Past              Fund Complex          held by
   Name, Address*,          Fund        Time Served             5 Years            Overseen by Trustee       Director
       and Age                                                                          or Officer
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------
Disinterested Trustee:
---------------------- --------------- --------------- --------------------------- ---------------------- --------------
Dr. W. Giles Mellon,      Trustee           1994       Professor Emeritus of       Director/Trustee of         N/A
Age 72                                                 Business Administration     nine other portfolios
                                                       in the Graduate School
                                                       of Management, Rutgers
                                                       University with which he
                                                       has been associated since
                                                       1966.
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------
Robert Straniere, Esq.,   Trustee           1994       Owner, Straniere Law Firm   Director/Trustee of      WPG Funds
Age 62                                                 since 1980, New York State  nine other portfolios      Group
                                                       Assemblyman since 1981 and
                                                       counsel at Fisher, Fisher
                                                       & Berger since 1995.
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------
Dr. Yung Wong,            Trustee           1994       Managing Director of        Director/Trustee of         N/A
Age 64                                                 Abacus Associates since     nine other portfolios
                                                       1996.
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------


+ The Statement of Additional Information includes additional information about Institutional Daily Income Fund (the "Fund") trustees and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.
















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================



                                              Trustees and Officers Information (Continued)
                                                            March 31, 2003+

---------------------- --------------- --------------- --------------------------- ---------------------- ---------------

                                                                                   Number of Portfolios       Other
                        Position(s)    Term of Office   Principal Occupation(s)             in            Directorships
                         Held with     and Length of          During Past              Fund Complex          held by
   Name, Address*,          Fund        Time Served             5 Years            Overseen by Trustee       Director
       and Age                                                                          or Officer
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------
Interested Trustees/Officers:
---------------------- --------------- --------------- --------------------------- ---------------------- --------------
Steven W. Duff,         President and       1994       Manager and President of       Director/Trustee         N/A
Age 49                   Trustee**                     Reich & Tang Asset             and/or Officer of
                                                       Management, LLC                fourteen other
                                                       ("RTAM, LLC"), a registered    portfolios
                                                       Investment Advisor
---------------------- --------------- --------------- --------------------------- ---------------------- --------------
Richard De Sanctis,     Treasurer and       1994       Executive Vice President,      Officer of fourteen      N/A
Age 46                    Assistant                    CFO of RTAM, LLC               other portfolios
                          Secretary
---------------------- --------------- --------------- --------------------------- ---------------------- --------------
Molly Flewharty,        Vice President      1994       Senior Vice President of       Officer of fourteen      N/A
Age 52                                                 RTAM, LLC                      other portfolios
---------------------- --------------- --------------- --------------------------- ---------------------- --------------
Rosanne Holtzer,          Secretary         1998       Senior Vice President of       Officer of fourteen      N/A
Age 38                       and                       RTAM, LLC                      other portfolios
                          Assistant
                          Treasurer
---------------------- --------------- --------------- --------------------------- ---------------------- --------------
Lesley M. Jones,        Vice President      1994       Senior Vice President of       Officer of eight         N/A
Age 54                                                 RTAM, LLC                      other portfolios
---------------------- --------------- --------------- --------------------------- ---------------------- --------------
Dana E. Messina,        Vice President      1994       Executive Vice President of    Officer of eleven        N/A
Age 46                                                 RTAM, LLC                      other portfolios
---------------------- --------------- --------------- --------------------------- ---------------------- --------------



+ The Statement of Additional Information includes additional information about Institutional Daily Income Fund (the "Fund") trustees and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

** Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------











INSTITUTIONAL
DAILY
INCOME FUND

























                                 Annual Report
                                 March 31, 2003




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






















------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------


Institutional Daily Income Fund
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286

Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020











IDI3/03A


--------------------------------------------------------------------------------